Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 35,380	¥ 86,324	¥ (291,026)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	8,738	28,022	5,541
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	22,185	20,711	45,492
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(3,503)	(499)	(27,520)
Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(5,597)	3,237	(623)
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(3,697)	49,142	(328,950)
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(1,059)	215	12,655
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(6,378)	(19,335)	9,226
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(8,423)	(8,038)	(10,300)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 33,114	¥ 12,869	¥ 3,453